[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

June 12, 2002

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Master Investment Trust
      Securities Act of 1933 Registration No. 33-32729
      Investment Company Act of 1940 File No. 811-84
      CIK 0000093755
      ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Master Investment Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below. The prospectuses were filed electronically on May 3, 2002 (EDGAR accession number 0000912057-02-018341).

                                                  PROSPECTUSES
      FUND                                        DATED MAY 1, 2002
      ----                                        -----------------

                                                  CHINESE       SPANISH
                                                  -------       -------
      State Street Research
      Investment Trust                               X             X

      State Street Research
      Equity Index Fund                                            X

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Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the
English language prospectuses referenced above are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.


STATE STREET RESEARCH
MASTER INVESTMENT TRUST


By:   /S/ AMY L. SIMMONS
      Amy L. Simmons
      Assistant Secretary


cc:   Peter T. Fariel, Esq.
      Geoffrey R.T. Kenyon, Esq.
        Goodwin Procter LLP
      Terrence J. Cullen, Esq.
        State Street Research & Management Company